Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF RECONCILIATION OF THE EXPECTED INCOME TAX

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	December 31, 2025	December 31, 2024
Income (Loss) before income taxes	$(19,722,261)	$(11,445,652)
Statutory tax rate	27%	27%
Expected tax expense (recovery)	(5,325,010)	(3,090,326)
Non-deductible expenses and other	1,875,335	2,392,797
Impact of foreign exchange	40,701	(317,069)
Impact of foreign tax rate	517,427	361,612
Loss carryforwards removed on dissolution of subsidiary	1,114,893	-
Change in valuation allowance	1,776,654	652,986
	$—	$—

SCHEDULE OF DEFERRED TAX ASSETS

Significant components of the Company’s deferred tax assets as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Deferred income tax assets:
Loss carryforwards removed on dissolution of subsidiary	(1,114,893)	-
Non-capital losses	$14,466,345	$12,393,800
Exploration and evaluation assets	5,820,101	5,068,587
Property and equipment	(4,366,698)	(4,603,539)
Share issuance costs	197,463	366,816
	$15,002,318	$13,225,664

SCHEDULE OF DEDUCTIBLE TEMPORARY DIFFERENCE EXPIRE

	Canadian non-capital losses	Canadian resource pools	United States tax losses	United States resource pools	Property and equipment	Share issue costs
2032	$583,364	$-	$-	$-	$-	$-
2033	717,523	-	-	-	-	-
2034	1,566,222	-	-	-	-	-
2035	1,049,578	-	-	-	-	-
2036	1,121,278	-	271,584	-	-	-
2037	2,591,686	-	-	-	-	-
2038	3,814,238	-	-	-	-	-
2039	1,495,165	-	-	-	-	-
2040	2,179,304	-	-	-	-	-
2041	2,525,063	-	-	-	-	-
2042	5,429,508	-	-	-	-	-
2043	3,582,932	-	-	-	-	-
2044	5,726,345	-	-	-	-	-
2025	6,637,294	-	-	-	-	-
No expiry	-	2,271,762	$13,138,828	57,732,041	540,479	731,344
	$39,019,500	$2,271,762	$13,410,412	$57,732,041	$540,479	$731,344